Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Unrecognized Tax Benefits

The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

Balance at January 1, 2010	$4,511,953
Translation adjustment	140,005

Balance at December 31, 2010	$4,651,958
Translation adjustment	237,584

Balance at December 31, 2011	$4,889,542
Translation adjustment	11,981

Balance at December 31, 2012	$4,901,523

Current and Deferred Portion of Income Tax Expense (Benefit)

The current and deferred portion of income tax expense included in the consolidated statements of operations is as follows:

	For the years ended December 31,
	2010	2011	2012
Current income tax expense	$21,970,299	$45,952,177	$78,115,422
Deferred income tax expense (benefit)	365,280	8,764,386	(2,219,312)

	$22,335,579	$54,716,563	$75,896,110

Reconciliation of Statutory Tax Rate and Effective Tax Rate

A reconciliation of the differences between statutory tax rate and the effective tax rate is as follows:

	For the years ended December 31,
	2010	2011	2012
Statutory rate	25.00%	25.00%	25.00%
Effect of different tax rate of group entities operating in other jurisdiction	10.90%	7.57%	5.90%
Effect of different tax rate applicable to the subsidiaries and VIEs	(4.75)%	(4.59)%	(3.24)%
Effect of tax holiday	(13.22)%	(12.07)%	(5.82)%
Effect of non-deductible expenses	11.04%	2.22%	2.94%
Change in valuation allowance	(11.18)%	0.58%	0.83%
Effect of adjustments of prior year tax benefit	—	—	(1.77)%
Effect of withholding income tax on dividends proposed to be received from PRC subsidiaries	—	2.32%	(0.94)%

Effective tax rate	17.79%	21.03%	22.90%

Effects of Tax Holidays Granted to Entities

The following table sets forth the effects of the tax holidays granted to the entities of the Group for the periods presented:

	For the years ended December 31,
	2010	2011	2012
Tax holiday effect	$16,593,568	$30,742,016	$19,276,260
Net income from continuing operations per share effect — basic	$0.02	$0.05	$0.03
Net income from continuing operations per share effect — diluted	$0.02	$0.04	$0.03

Principal Components of Deferred Income Tax Assets and Liabilities

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	December 31,
	2011	2012
Net operating loss carry forwards	$4,813,056	$9,291,295
Accrued expenses temporarily non-deductible	18,889,739	17,982,589
Bad debt provision	7,324,158	12,537,859
Difference in fixed assets basis	5,620,343	2,486,055
Others	3,859,498	3,652,064
Total deferred tax assets	40,506,794	45,949,862
Valuation allowance on deferred tax assets	(5,091,664)	(7,646,610)

Net deferred tax assets	$35,415,130	$38,303,252
Classified as:
Current deferred tax assets	29,914,442	35,416,312
Non-current deferred tax assets	5,500,688	2,886,940

Deferred tax liabilities:
Difference in intangible asset basis	6,702,694	463,570
Unbilled revenue	24,252,501	18,851,073
Interest or subsidy income receivables	15,727,129	18,479,849
Others	6,966,720	5,870,678
Total deferred tax liabilities	$53,649,044	$43,665,170

Classified as:
Current deferred tax liabilities	33,550,044	31,463,939
Non-current deferred tax liabilities	20,099,000	12,201,231